SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options Granted) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options outstanding	6,930,143
Weighted average remaining contractual term	8 years 8 months 12 days
Options exercisable	3,947,211
Weighted average remaining contractual term	9 years
$ 0.004 - $ 1.76 [Member]
Exercise price, minimum | $ / shares	$ 0.004
Exercise price, maximum | $ / shares	$ 1.76
Options outstanding	3,551,405
Weighted average remaining contractual term	8 years 10 months 24 days
Options exercisable	3,029,037
Weighted average remaining contractual term	9 years 3 months 18 days
$ 7.55 - $ 11.70 [Member]
Exercise price, minimum | $ / shares	$ 7.55
Exercise price, maximum | $ / shares	$ 11.70
Options outstanding	1,335,866
Weighted average remaining contractual term	8 years 8 months 12 days
Options exercisable	285,874
Weighted average remaining contractual term	8 years 1 month 6 days
$ 16.68 - $ 19.21 [Member]
Exercise price, minimum | $ / shares	$ 16.68
Exercise price, maximum | $ / shares	$ 19.21
Options outstanding	1,153,275
Weighted average remaining contractual term	8 years 7 months 6 days
Options exercisable	321,309
Weighted average remaining contractual term	8 years 7 months 6 days
$ 22.70 - $ 29.74 [Member]
Exercise price, minimum | $ / shares	$ 22.70
Exercise price, maximum | $ / shares	$ 29.74
Options outstanding	889,597
Weighted average remaining contractual term	8 years 3 months 18 days
Options exercisable	310,991
Weighted average remaining contractual term	8 years 3 months 18 days